Other Non-Operating Income (Tables)	12 Months Ended
Sep. 30, 2024
Other Non-Operating Income [Abstract]
Schedule of Others Non-Operating Income	Others, non-operating income consisted of the following:
	For the years ended September 30,
	2024	2023	2022
Rental income	$17,562	$—	$130,900
Tax subsidies and deductions	(1,155)	14	34,886
Government subsidies	701	1,314	3,441
Others income/(expenses)	4,536	13,229	(55,569)
Total	$21,644	$14,557	$113,658